Intangible Assets, Net	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

	Useful life	March 31, 2019	March 31, 2018

Trademark	10	$45,350	$48,458
Software	10	35,629	26,013
Less: accumulated amortization		(19,883)	(13,798)
		$61,096	$60,673

Amortization expense totaled $6,967 and $6,169 for year ended March 31, 2019 and 2018, respectively.